Income Taxes (Components of Deferred Tax Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Prepaid expenses and other current assets	¥ 130,733	¥ 130,071
Other assets	130,862	114,113
Other current liabilities	(8,526)	(7,317)
Other Liabilities	(101,870)	(97,103)
Net deferred tax asset	¥ 151,199	¥ 139,764